ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
	Years Ended July 31,
	2015	2014	2013
Beginning balance, net of tax effect	$129,412	$183,633	$133,477
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	60,621	57,966	90,156
Tax effect	6,000	(26,000)	(40,000)
Unrealized gains on available-for-sale securities, net of tax effect	66,621	31,966	50,156

Amounts reclassified from accumulated other
comprehensive income, net of tax effect:
Unrealized gains (losses) on available-for-sale
securities reclassified	—	(155,187)	—
Tax effect	—	69,000	—
Amount reclassified, net of tax effect	—	(86,187)	—
Ending balance, net of tax effect	$196,033	$129,412	$183,633